ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,537	$ 2,466
Loans and notes payables	172	779
Derivative liabilities	289	181
Deferred revenue	342	302
Lease liabilities	43
Other liabilities	43	21
Total accounts payable and other liabilities	$ 3,426	$ 3,749